Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of intangible assets material to entity [line items]
Summary of goodwill and intangible asset

		Customer-	Network -
		related	related
		intangible	intangible
	Goodwill	assets	assets	Licenses	Software	Total
	$’000	$’000	$’000	$’000	$’000	$’000
Cost
At January 1, 2021	656,507	732,434	73,552	15,796	22,091	1,500,380
Additions during the year	—	—	—	3,145	1,909	5,054
Additions through business combinations	156,817	191,332	38,205	—	1,035	387,389
Disposals	—	—	—	(18)	(723)	(741)
Exchange difference	(33,177)	(46,002)	(4,555)	(1,217)	(514)	(85,465)
At December 31, 2021	780,147	877,764	107,202	17,706	23,798	1,806,617

At January 1, 2022	780,147	877,764	107,202	17,706	23,798	1,806,617
Additions during the year	—	—	—	14,772	6,413	21,185
Additions through business combinations (note 31)*/***	119,035	171,765	72,932	—	—	363,732
Disposals	—	—	—	(4)	(395)	(399)
Exchange difference***	(13,543)	(18,163)	(4,844)	(1,886)	(572)	(39,008)
At December 31, 2022***	885,639	1,031,366	175,290	30,588	29,244	2,152,127

At January 1, 2023	885,639	1,031,366	175,290	30,588	29,244	2,152,127
Additions during the year	—	—	—	3,007	12,110	15,117
Additions through business combinations (note 31)	—	2,224	766	—	—	2,990
Disposals	—	(16,219)	(1,758)	(117)	(14,928)	(33,022)
Exchange difference	(134,613)	(119,291)	(13,619)	(45)	(4,670)	(272,238)
Reclassified to assets held for sale	—	—	—	—	(271)	(271)
At December 31, 2023	751,026	898,080	160,679	33,433	21,485	1,864,703

Accumulated amortization and impairment
At January 1, 2021	251	109,715	19,022	6,456	17,839	153,283
Charge for the year	—	29,037	4,237	978	3,914	38,166
Disposals	—	—	—	(15)	(726)	(741)
Exchange difference	—	(7,184)	(1,374)	(542)	(616)	(9,716)
At December 31, 2021	251	131,568	21,885	6,877	20,411	180,992

At January 1, 2022	251	131,568	21,885	6,877	20,411	180,992
Charge for the year	—	36,169	6,936	2,598	1,627	47,330
Impairment charge for the year**	121,596	—	—	—	—	121,596
Disposals	—	—	—	(4)	(394)	(398)
Exchange difference	404	(8,335)	(1,245)	(395)	(313)	(9,884)
At December 31, 2022	122,251	159,402	27,576	9,076	21,331	339,636

At January 1, 2023	122,251	159,402	27,576	9,076	21,331	339,636
Charge for the year	—	34,044	7,217	6,288	2,834	50,383
Disposals	—	(16,219)	(1,758)	(117)	(13,328)	(31,422)
Exchange difference	9,477	(43,850)	(7,335)	351	(4,827)	(46,184)
Reclassified to assets held for sale	—	—	—	—	(38)	(38)
At December 31, 2023	131,728	133,377	25,700	15,598	5,972	312,375

Net book value

At December 31, 2021	779,896	746,196	85,317	10,829	3,387	1,625,625

At December 31, 2022***	763,388	871,964	147,714	21,512	7,913	1,812,491

At December 31, 2023	619,298	764,703	134,979	17,835	15,513	1,552,328

Schedule of classification of intangible asset amortization expenses

	2023	2022	2021
	$’000	$'000	$'000

Cost of sales (note 7)	44,618	42,050	34,051
Administrative expenses (note 8)	5,765	5,280	4,115
	50,383	47,330	38,166

Summary of goodwill allocation for each CGU

				Effects of
				movements in
	Opening	Additions through		and exchange rates	Closing
	balance	business combinations	Impairment	other movements	balance
	$'000	$'000	$'000	$'000	$'000
2023
IHS Nigeria	299,457	—	—	(147,730)	151,727
IHS Cameroon S.A.	41,741	—	—	1,547	43,288
IHS Côte d’Ivoire S.A.	20,701	—	—	767	21,468
IHS Zambia Limited	46,718	—	—	(13,901)	32,817
IHS Rwanda Limited	11,186	—	—	(1,682)	9,504
IHS Kuwait Limited	12,223	—	—	(12)	12,211
IHS South Africa Proprietary Limited	58,832	—	—	(4,418)	54,414
IHS Latam tower businesses	187,572	—	—	14,957	202,529
I-Systems	84,958	—	—	6,382	91,340
	763,388	—	—	(144,090)	619,298
2022
IHS Nigeria Limited	59,768	—	—	(3,432)	56,336
INT Towers Limited	214,775	—	—	(12,316)	202,459
IHS Towers NG Limited	43,138	—	—	(2,476)	40,662
IHS Cameroon S.A.	44,388	—	—	(2,647)	41,741
IHS Côte d’Ivoire S.A.	22,012	—	—	(1,311)	20,701
IHS Zambia Limited	50,709	—	—	(3,991)	46,718
IHS Rwanda Limited	11,867	—	—	(681)	11,186
IHS Kuwait Limited	12,369	—	—	(146)	12,223
IHS South Africa Proprietary Limited*	—	64,394	—	(5,562)	58,832
IHS Latam tower businesses	241,451	54,641	(121,596)	13,076	187,572
I-Systems	79,419	—	—	5,539	84,958
	779,896	119,035	(121,596)	(13,947)	763,388
2021
IHS Nigeria Limited	63,374	—	—	(3,606)	59,768
INT Towers Limited	227,715	—	—	(12,940)	214,775
IHS Towers NG Limited	45,741	—	—	(2,603)	43,138
IHS Cameroon S.A.	48,170	—	—	(3,782)	44,388
IHS Côte d’Ivoire S.A.	23,888	—	—	(1,876)	22,012
IHS Zambia Limited	39,907	—	—	10,802	50,709
IHS Rwanda Limited	12,319	—	—	(452)	11,867
IHS Kuwait Limited	13,142	—	—	(773)	12,369
IHS Latam tower businesses	182,000	75,034	—	(15,583)	241,451
I-Systems	—	81,783	—	(2,364)	79,419
	656,256	156,817	—	(33,177)	779,896

*Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.

Schedule of key assumptions to which the value-in-use calculations are most sensitive

	Pre-tax weighted average cost	Terminal	Tenancy					Gross margins excluding depreciation &
	of capital	growth rate	Ratio				*	amortization		*
2023
IHS Nigeria	29.5%	4.0%	4.05	x -	8.32	x		54.4	% -	75.5%
IHS Cameroon S.A.	14.1%	4.0%	2.64	x -	2.94	x		55.0	% -	59.2%
IHS Côte d’Ivoire S.A.	10.8%	4.0%	3.40	x -	4.04	x		48.9	% -	56.7%
IHS Zambia Limited	26.4%	4.0%	2.63	x -	3.11	x		64.0	% -	70.2%
IHS Rwanda Limited	17.1%	4.0%	1.69	x -	2.58	x		66.1	% -	72.6%
IHS South Africa Proprietary Limited	15.1%	4.0%	1.40	x -	2.94	x		42.5	% -	50.3%
IHS Kuwait Limited	7.6%	2.8%	1.01	x -	2.00	x		63.6	% -	71.8%

2022
IHS Nigeria Limited	24.4%	3.2%	3.76	x -	7.74	x		62.5	% -	78.7%
INT Towers Limited	25.4%	3.2%	3.93	x -	4.79	x		61.7	% -	74.0%
IHS Towers NG Limited	24.9%	3.2%	3.65	x -	4.73	x		65.3	% -	72.3%
IHS Cameroon S.A.	13.7%	4.0%	2.56	x -	3.10	x		56.6	% -	65.5%
IHS Côte d’Ivoire S.A.	11.0%	4.0%	3.35	x -	4.00	x		54.8	% -	61.5%
IHS Zambia Limited	30.2%	4.0%	2.61	x -	3.24	x		65.4	% -	72.8%
IHS Rwanda Limited	18.1%	4.0%	2.04	x -	2.64	x		69.0	% -	73.2%
IHS South Africa Proprietary Limited	13.9%	3.3%	1.25	x -	2.28	x		42.9	% -	66.4%
IHS Kuwait Limited	6.3%	3.6%	1.01	x -	1.53	x		56.6	% -	62.6%

2021
IHS Nigeria Limited	16.1%	2.7%	3.32	x -	5.18	x		64.2	% -	79.7%
INT Towers Limited	16.0%	2.7%	3.56	x -	4.98	x		67.4	% -	74.9%
IHS Towers NG Limited	16.5%	2.7%	3.63	x -	4.44	x		52.3	% -	63.1%
IHS Cameroon S.A.	12.1%	3.2%	2.37	x -	2.89	x		57.8	% -	64.6%
IHS Côte d’Ivoire S.A.	9.8%	3.2%	3.45	x -	4.46	x		53.8	% -	63.5%
IHS Zambia Limited	24.1%	2.0%	2.40	x -	3.30	x		65.2	% -	74.6%
IHS Rwanda Limited	15.5%	3.2%	2.04	x -	2.97	x		67.0	% -	73.3%
IHS Kuwait Limited	6.0%	2.9%	1.00	x -	1.46	x		52.4	% -	64.9%

*Tenancy ratios and gross margins (excluding depreciation & amortization) disclosed are for the forecast period 2024 – 2028. The tenancy ratios refer to the average number of tenants plus lease amendments (also including extra power and space) per tower that is owned or operated across a tower portfolio at a given point in time.

Schedule of possible changes for key assumptions, that would cause the carrying amount to exceed the recoverable amount resulting in an impairment

IHS
		Cameroon	IHS Côte	IHS Rwanda	IHS South Africa	IHS Kuwait
	IHS Nigeria	S.A.	d’Ivoire S.A.	Limited	Proprietary Limited	Limited

% Rise in discount rate	Increase by 47.3pp	Increase by 4.7pp	Increase by 6.4pp	Increase by 11.7pp	Increase by 3.1pp	Increase by 7.3pp
Decrease in tenancy ratio	Decrease by an average of 1.36x over 4 years	Decrease by an average of 0.39x over 4 years	Decrease by an average of 0.80x over 4 years	Decrease by an average of 0.52x over 4 years	Decrease by an average of 0.40x over 4 years	Decrease by an average of 0.67x over 4 years
Gross margin (excluding depreciation and amortization)	Decrease by an average of 19.80x over 4 years	Decrease by an average of 10.0pp over 4 years	Decrease by an average of 15.4pp over 4 years	Decrease by an average of 19.9pp over 4 years	Decrease by an average of 8.4pp over 4 years	Decrease by an average of 33.2pp over 4 years
Decrease in terminal growth rate	Decrease to less than 0%	Decrease to less than 0%	Decrease to less than 0%	Decrease to less than 0%	Decrease to less than 0%	Decrease to less than 0%

Schedule of sensitivities to key assumption for fair value less costs of disposals calculation

	Discount rate	Terminal growth rate	Tenancy growth*	Homes connected	Cost of disposal
2023
IHS Latam tower businesses	11.0%	4.4%	6.4%	n.a	0.5%
I-Systems	10.7%	4.4%	n.a	1 million - 3.1 million	0.5%

2022
IHS Latam tower businesses	10.1%	4.1%	9.8%	n.a	0.5%
I-Systems	9.6%	4.3%	n.a	1 million - 3.6 million	0.5%

*Tenancy growth disclosed is for the average annual growth rate for tenancies over the forecast period 2024 – 2033.

IHS Latam Group
Disclosure of intangible assets material to entity [line items]
Schedule of scenarios that would increase the impairment charge recognised

	1% increase	1% decrease	15% decrease
	in post tax	in terminal	in tenancy
	discount rate	growth rate	growth
	$'000	$'000	$'000
2023
IHS Latam Towers businesses	139,955	71,817	88,368

2022
IHS Latam Towers businesses	174,000	108,000	113,000

IHS South Africa Proprietary Limited
Disclosure of intangible assets material to entity [line items]
Schedule of impairment of cash generating units from reasonably possible changes in key assumptions

	1% increase	1% decrease	50% decrease	10% decrease
	in post-tax	in terminal	in tenancy	in gross
	discount rate	growth rate	growth	margin
	$'000	$'000	$'000	$'000
2023
IHS Zambia Limited	—	—	—	8,505

2022
IHS South Africa Proprietary Limited	68,724	45,732	155,908	77,017